UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9545

Seligman Time Horizon/Harvester Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/05

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Time Horizon/Harvester Series, Inc.
Schedules of Investments (Unaudited)
March 31, 2005

Seligman Time Horizon 30 Fund
	Shares	Value
Domestic Equity Funds 60.1%
Seligman Capital Fund*	113,537	$2,161,744
Seligman Communications and Information Fund*	65,877	1,568,531
Seligman Frontier Fund*	23,327	290,888
Seligman Growth Fund*	78,932	293,627
Seligman Large-Cap Value Fund	24,817	294,826
Seligman Smaller-Cap Value Fund*	80,176	1,273,997
		5,883,613
Global Equity Funds 39.8%
Seligman Emerging Markets Fund*	110,446	981,865
Seligman Global Smaller Companies Fund*	158,140	2,424,286
Seligman International Growth Fund*	40,275	484,508
		3,890,659
Total Investments 99.9%		9,774,272
Other Assets Less Liabilities 0.1%		14,104
Net Assets 100.0%		$9,788,376

Seligman Time Horizon 20 Fund
	Shares	Value
Domestic Equity Funds 63.9%
Seligman Capital Fund*	209,549	$3,989,813
Seligman Communications and Information Fund*	83,873	1,997,016
Seligman Frontier Fund*	47,461	591,839
Seligman Growth Fund*	483,719	1,799,435
Seligman Large-Cap Value Fund	152,450	1,811,106
Seligman Smaller-Cap Value Fund*	150,986	2,399,167
		12,588,376
Global Equity Funds 37.5%
Seligman Emerging Markets Fund*	225,872	2,008,002
Seligman Global Smaller Companies Fund*	220,654	3,382,626
Seligman International Growth Fund*	165,892	1,995,681
		7,386,309
Total Investments 101.4%		19,974,685
Other Assets Less Liabilities (1.4)%		(268,847)
Net Assets 100.0%		$19,705,838

Seligman Time Horizon 10 Fund
	Shares	Value
Domestic Equity Funds 54.1%
Seligman Capital Fund*	238,578	$4,542,525
Seligman Communications and Information Fund*	95,162	2,265,807
Seligman Growth Fund*	548,314	2,039,728
Seligman Large-Cap Value Fund	173,176	2,057,331
Seligman Smaller-Cap Value Fund*	100,551	1,597,756
		12,503,147
Fixed-Income Funds 9.8%
Seligman High-Yield Bond Series	668,370	2,272,458

Global Equity Funds 24.8%
Seligman Emerging Markets Fund*	129,855	1,154,411
Seligman Global Smaller Companies Fund*	149,307	2,288,876
Seligman International Growth Fund*	190,005	2,285,760
		5,729,047
REIT Funds 9.8%
Seligman LaSalle Monthly Dividend Real Estate Fund	266,721	2,269,798

Total Investments 98.5%		22,774,450
Other Assets Less Liabilities 1.5%		341,527
Net Assets 100.0%		$23,115,977

Seligman Harvester Fund
	Shares	Value
Domestic Equity Funds 45.2%
Seligman Capital Fund*	87,362	$1,663,373
Seligman Common Stock Fund	162,066	1,811,898
Seligman Growth Fund*	534,876	1,989,739
Seligman Large-Cap Value Fund	168,695	2,004,097
		7,469,107
Fixed-Income Funds 30.1%
Seligman High-Yield Bond Series	480,628	1,634,135
Seligman Investment Grade Fixed Income Fund	233,025	1,668,459
Seligman U.S. Government Securities Series	239,359	1,673,119
		4,975,713
Global Equity Funds 9.8%
Seligman International Growth Fund*	134,998	1,624,026

REIT Funds 14.9%
Seligman LaSalle Monthly Dividend Real Estate Fund	290,397	2,471,278
Total Investments 100.0%		16,540,124
Other Assets Less Liabilities		(5,738)
Net Assets 100.0%		$16,534,386
_______________
* Non-incoming producing security.

Organization: — Seligman Time Horizon/Harvester Series, Inc. consists of four separate funds: Seligman Time Horizon 30 Fund, Seligman Time Horizon 20 Fund, Seligman Time Horizon 10 Fund, and Seligman Harvester Fund. Each Fund invests in a combination of Class A shares of other Seligman mutual funds (the “Underlying Funds”).

Security Valuation — Underlying Funds owned by a Fund are valued at their respective net asset values. Securities for which market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings maturing in 60 days or less are valued at amortized cost.

Tax Information — At March 31, 2005, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities were as follows:

		Gross Unrealized
Fund	Cost	Appreciation	Depreciation	Net Appreciation (Depreciation)
Time Horizon 30 Fund	$8,502,074	$1,345,059	$72,861	$1,272,198
Time Horizon 20 Fund	18,682,834	2,072,402	780,551	1,291,851
Time Horizon 10 Fund	22,276,568	1,370,735	872,853	497,882
Harvester	16,894,647	575,609	930,132	(354,523)

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN TIME HORIZON/HARVESTER SERIES, INC.

By: /S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: May 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By: /S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: May 25, 2005

By: /S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date: May 25, 2005

SELIGMAN TIME HORIZON/HARVESTER SERIES, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Exhibit (a)
CERTIFICATIONS

I, Brian T. Zino, certify that:

1.	I have reviewed this report on Form N-Q of Seligman Time Horizon/Harvester Series, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedule of investments included in this report, fairly presents in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.
The registrant's other certifying officer and I have disclosed, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)
All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 25, 2005

/S/ BRIAN T. ZINO
Brian T. Zino
Principal Executive Officer

CERTIFICATIONS

I, Lawrence P. Vogel, certify that:

1.	I have reviewed this report on Form N-Q of Seligman Time Horizon/Harvester Series, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedule of investments included in this report, fairly presents in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.
The registrant's other certifying officer and I have disclosed, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)
All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 25, 2005

/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Principal Financial Officer